Capital Trust Securities - Summary of Significant Terms and Conditions of Notes (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2018
Notes redemption prior to June 30, 2019 [member] | Tier one notes series A [member]
Disclosure of significant terms and conditions of trust capital securities [line Items]
Redemption percentage	1.735%
Notes redemption on or after June 30, 2019 [member] | Tier one notes series A [member]
Disclosure of significant terms and conditions of trust capital securities [line Items]
Redemption percentage	3.475%
Notes redemption prior to June 30, 2039 [member] | Tier one notes series B [member]
Disclosure of significant terms and conditions of trust capital securities [line Items]
Redemption percentage	1.645%
Notes redemption on or after June 30, 2039 [member] | Tier one notes series B [member]
Disclosure of significant terms and conditions of trust capital securities [line Items]
Redemption percentage	3.29%